SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Depreciation	$ 230	$ 206	$ 372